Inventories (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Inventories Details Narrative
Allowance for obsolete inventories	$ 73	$ 569	$ 156